J.P. MORGAN INCOME FUNDS

JPMorgan Strategic Income Opportunities Fund

(Class A, Class C and Select Class Shares)

(a series of JPMorgan Trust I)

Supplement dated October 30, 2015

to the Summary Prospectuses and Prospectuses

dated July 1, 2015, as supplemented

Changes to Expense Limitation Agreement. Effective October 31, 2015 (the “Effective Date”), the Annual Fund Operating Expenses and Examples will be replaced to reflect that the Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses sufficient to offset the respective net fees each collects from certain affiliated money market funds on the Fund’s investments in such money market funds through 6/30/17. On the Effective Date, the table “Annual Fund Operating Expenses” and “Example” section in the “Fees and Expenses of the Fund” section shall be deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.45%	0.45%	0.45%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.44	0.41	0.39
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.19	0.16 [1]	0.14
Acquired Fund Fees and Expenses	0.13	0.13	0.13

Total Annual Fund Operating Expenses	1.27	1.74	0.97
Fee Waivers and Expense Reimbursements[2]	(0.26)	(0.23)	(0.21)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.01	1.51	0.76

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency and transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00%, 1.50% and 0.75% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/17, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	474	712	996	1,806
CLASS C SHARES ($)	254	502	900	2,012
SELECT CLASS SHARES ($)	78	266	494	1,150

SUP-SIOPP-ACS-1015

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	474	712	996	1,806
CLASS C SHARES ($)	154	502	900	2,012
SELECT CLASS SHARES ($)	78	266	494	1,150

On the Effective Date, the disclosure titled “Additional Information Concerning Strategic Income Opportunities Fund” in the “More About the Funds” section is hereby deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN INCOME FUNDS

JPMorgan Strategic Income Opportunities Fund

(Class R5 Shares)

(a series of JPMorgan Trust I)

Supplement dated October 30, 2015

to the Summary Prospectuses and Prospectuses

dated July 1, 2015, as supplemented

Changes to Expense Limitation Agreement. Effective October 31, 2015 (the “Effective Date”), the Annual Fund Operating Expenses and Examples will be replaced to reflect that the Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses sufficient to offset the respective net fees each collects from certain affiliated money market funds on the Fund’s investments in such money market funds through 6/30/17. On the Effective Date, the table “Annual Fund Operating Expenses” and “Example” section in the “Fees and Expenses of the Fund” section shall be deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R5
Management Fees	0.45%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.16
Shareholder Service Fees	0.05
Remainder of Other Expenses[1]	0.11
Acquired Fund Fees and Expenses	0.13

Total Annual Fund Operating Expenses	0.74
Fee Waivers and Expense Reimbursements[2]	(0.18)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.56

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency and transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.55% of the average daily net assets of Class R5 Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/17, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	57	199	375	884

On the Effective Date, the disclosure titled “Additional Information Concerning Strategic Income Opportunities Fund” in the “More About the Funds” section is hereby deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-SIOPP-R5-1015

J.P. MORGAN INCOME FUNDS

JPMorgan Strategic Income Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated October 30, 2015

to the Summary Prospectuses and Prospectuses dated July 1, 2015, as supplemented

Changes and Additions to Portfolio Management Team. Effective October 31, 2015 (the “Effective Date”), Timothy Neumann will no longer serve as a portfolio manager for the JPMorgan Strategic Income Opportunities Fund (the “Fund”). William Eigen will continue as lead portfolio manager for the Fund and Jarred Sherman and Charles McCarthy will continue as members of the portfolio management team. On the Effective Date, Richard Meth and Jeffrey Wheeler also will be added to the portfolio management team. The changes in the portfolio management team will not change the Fund’s investment strategies or the way it is managed.

On the Effective Date, all references to Timothy Neumann are hereby deleted from the Prospectuses and the following portfolio manager information is added for the Fund in the section titled “Management” in the Fund’s “Risk/Return Summary” of the Fund’s Prospectuses:

MANAGEMENT

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Richard Meth	2015	Managing Director
Jeffrey Wheeler	2015	Executive Director

In addition, on the Effective Date, the following replaces the paragraphs entitled “Strategic Income Opportunities Fund” in the section titled “The Funds’ Management and Administration — The Portfolio Managers”:

Strategic Income Opportunities Fund

William Eigen, Managing Director and CFA charterholder, is the lead portfolio manager who has been primarily responsible for the day-to-day management of the Fund since its inception. In his role as lead portfolio manager for the Fund, he is responsible for establishing and monitoring the strategy allocation for the Fund within and among sectors and utilizing the research and insight of dedicated sector specialists in making day-to-day decisions regarding securities to be bought or sold by the Fund. Mr. Eigen has been an employee of JPMIM since April 2008 and is currently the head of the Absolute Return and Opportunistic Team.

SUP-SIOPP-1015

Jarred A. Sherman, Executive Director and CFA charterholder, Richard Meth, Managing Director, Jeffrey Wheeler, Executive Director and CFA charterholder, and Charles McCarthy, Managing Director, and CFA charterholder, are co-managers of the Fund. Mr. Sherman has been a portfolio manager for the Fund since 2009. An employee of JPMIM since 1999, Mr. Sherman is a portfolio manager and member of the Absolute Return and Opportunistic Fixed Income Team. In his role as co-manager, Mr. Sherman works closely with the lead portfolio manager to oversee the day-to-day operations of the Fund. Mr. Meth has been a portfolio manager of the Fund since October 2015 and is responsible for the Fund’s investments in commercial real estate debt securities including commercial loan originations. An employee of JPMIM since 2000, Mr. Meth is a portfolio manager and member of the Absolute Return and Opportunistic Fixed Income Team since February 2012 specializing in structured and securitized commercial real estate. Mr. Wheeler has been a portfolio manager of the Fund since October 2015 and is responsible for the Fund’s investments in securitized products. An employee of JPMIM since 2013, Mr. Wheeler is a portfolio manager and member of the Absolute Return and Opportunistic Fixed Income Team. Prior to joining JPMIM, Mr. Wheeler was a portfolio manager at Smith Breeden Associates, where he served as head of the Securitized Asset Team from 2009 to 2013. Mr. McCarthy has been a portfolio manager of the Fund since July 2015 and an employee of JPMIM since 2014, working with Mr. Eigen on the Absolute Return and Opportunistic Team. In his role as co-manager of the Fund, Mr. McCarthy has focused on credit securities and works closely with Mr. Sherman and Mr. Eigen to oversee the day-to-day operations of the Fund. Prior to joining JPMIM, Mr. McCarthy was in the Credit, Rates & Alternative Strategies Group within BlackRock Fundamental Fixed Income since 2010, most recently serving as a portfolio manager from June 2011 to June 2014 and as the head of investment grade trading prior to that time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN INCOME FUNDS

JPMorgan Strategic Income Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated October 30, 2015

to the Statement of Additional Information dated July 1, 2015, as supplemented

Changes and Additions to Portfolio Management Team. Effective October 31, 2015, all references to Timothy Neumann are hereby deleted and the following new portfolio managers’ information is added to the sections in Part I of the Statement of Additional Information under the headings “Portfolio Managers’ Other Account Managed” and “Portfolio Managers’ Ownership of Securities” sections of the SAI Part I.

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio managers specified below as of August 31, 2015:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Strategic Income Opportunities Fund
Richard Meth	0	$0	0	$0	0	$0
Jeffrey Wheeler	0	0	0	0	0	0

SUP-SAI-SIOPP-1015

The following table shows information on the other accounts managed by the portfolio managers specified below that have advisory fees wholly or partly based on performance as of August 31, 2015:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Strategic Income Opportunities Fund
Richard Meth	0	$0	0	$0	0	$0
Jeffrey Wheeler	0	0	0	0	0	0

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares of the Fund beneficially owned by portfolio managers specified below as of August 31, 2015:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Strategic Income Opportunities Fund
Richard Meth					X
Jeffrey Wheeler			X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE